Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes
18.	Income Taxes

Income tax expense differs from the amount that would be computed by applying the Canadian statutory corporate income tax rate of 27.00% (2023 – 27.00%) to income before income taxes. The reasons for the differences are as follows:

In $000s	2024	2023
Loss for the year	$(151,939)	$(109,624)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	(41,024)	(29,599)
Items not deductible for income tax purposes	3,623	3,351
Non-taxable items	(4,877)	(1,377)
Flow-through share issuances	22,935	4,898
Other	(384)	(776)
Change in unrecognized deferred tax assets	19,727	22,859
Income tax recovery	$—	$(644)

18.	Income Taxes (continued)

The tax effects of temporary differences between amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes give rise to the following deferred tax assets and liabilities:

In $000s	2024	2023
Non-capital losses carried forward	$4,522	$5,666
Share issue costs	1,329	56
Mineral property, plant and equipment	726	2
Derivative liability	(2,089)	—
Exploration and evaluation assets	(3,600)	(2,662)
Right-of-use assets	(1,594)	(2,399)
Lease liabilities	2,093	—
Other assets	(1,360)	—
Other liabilities	(2)	—
Cash	(251)	—
Marketable securities	(25)	—
Convertible debenture	—	(644)
Net capital losses	251	(19)
Net deferred tax assets	$—	$—

The Company recognizes a deferred tax asset on unused tax losses or other deductible amounts only when the Company expects to have future taxable profit against which the amounts could be utilized. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts:

In $000s	2024	2023
Non-capital losses	$49,083	$146,678
Exploration and evaluation assets	—	94,398
Provision for closure and reclamation	38,498	13,653
Lease liabilities	5,783	—
Mineral property, plant and equipment	254,439	18,228
Marketable securities	1,080	—
Share issue costs	5,681	7,163
Net capital losses	3,158	2,424
Unrecognized deductible temporary differences	$357,722	$282,544

The Company’s non-capital tax losses as at December 31, 2024 will expire between 2026 and 2044.